UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07707

               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                    Date of reporting period: August 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERSTEIN REAL ESTATE INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--99.1%

Real Estate Investment Trusts--92.6%
Apartment--15.4%
Archstone-Smith Trust                                     201,200    $ 8,108,360
AvalonBay Communities, Inc.                                72,300      6,076,092
Camden Property Trust                                      49,500      2,588,850
Equity Residential                                        275,600     10,409,412
Essex Property Trust, Inc.                                 52,100      4,582,195
Mid-America Apartment Communities, Inc.                    58,100      2,602,880
United Dominion Realty Trust, Inc.                        302,400      7,160,832
                                                                     -----------
                                                                      41,528,621
                                                                     -----------
Diversified--6.8%
Cousins Properties, Inc.                                   67,100      2,033,801
Digital Realty Trust, Inc.                                105,900      2,014,218
iStar Financial, Inc.                                      61,600      2,554,552
Vornado Realty Trust                                      137,200     11,801,944
                                                                     -----------
                                                                      18,404,515
                                                                     -----------
Health Care--1.2%
Health Care Property Investors, Inc.                       21,700        589,589
Windrose Medical Properties Trust                         178,100      2,703,558
                                                                     -----------
                                                                       3,293,147
                                                                     -----------
Hotels & Restaurants--6.4%
Host Marriott Corp.                                       557,500      9,750,675
LaSalle Hotel Properties                                   60,600      2,046,462
Strategic Hotel Capital, Inc.                              35,900        661,996
Sunstone Hotel Investors, Inc.                            188,400      4,766,520
                                                                     -----------
                                                                      17,225,653
                                                                     -----------
Office--19.0%
Alexandria Real Estate Equities, Inc.                     125,400     10,276,530
Arden Realty, Inc.                                         86,100      3,284,715
Boston Properties, Inc.                                   124,100      8,829,715
CarrAmerica Realty Corp.                                   89,200      3,219,228
Corporate Office Properties Trust                         264,100      9,201,244
Equity Office Properties Trust                            114,700      3,819,510
Mack-Cali Realty Corp.                                     57,700      2,541,685
Maguire Properties, Inc.                                  156,500      4,569,800
Prentiss Properties Trust                                  58,600      2,252,584
Reckson Associates Realty Corp.                            58,000      1,922,700
SL Green Realty Corp.                                      22,000      1,454,860
                                                                     -----------
                                                                      51,372,571
                                                                     -----------
Office - Industrial Mix--0.7%
Duke Realty Corp.                                           5,200        170,248
Glenborough Realty Trust, Inc.                             79,300      1,589,965
                                                                     -----------
                                                                       1,760,213
                                                                     -----------

                                                       Shares or
                                                       Principal
                                                         Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------

Regional Malls--15.4%
General Growth Properties, Inc.                          285,000   $ 12,850,650
Mills Corp.                                              127,900      7,487,266
Simon Property Group, Inc.                               242,000     18,408,940
The Macerich Co.                                          44,600      2,902,568
                                                                   ------------
                                                                     41,649,424
                                                                   ------------
Shopping Centers--13.7%
Developers Diversified Realty Corp.                      280,900     13,480,391
Kimco Realty Corp.                                       255,200      8,069,424
Pan Pacific Retail Properties, Inc.                       66,300      4,393,701
Regency Centers Corp.                                    137,100      7,997,043
Tanger Factory Outlet Centers, Inc.                      103,700      2,874,564
                                                                   ------------
                                                                     36,815,123
                                                                   ------------
Storage--4.0%
Public Storage, Inc.                                     131,200      8,858,624
Sovran Self Storage, Inc.                                 42,400      1,967,360
                                                                   ------------
                                                                     10,825,984
                                                                   ------------
Warehouse & Industrial--10.0%
EastGroup Properties, Inc.                               140,100      6,043,914
First Potomac Realty Trust                                78,900      2,035,620
ProLogis                                                 434,800     18,918,148
                                                                   ------------
                                                                     26,997,682
                                                                   ------------
Total Real Estate Investment Trusts                                 249,872,933
                                                                   ------------
Consumer Services--3.5%
Hotels & Restaurants--3.5%
Hilton Hotels Corp.                                      114,200      2,646,014
Starwood Hotels & Resorts Worldwide, Inc.                116,700      6,803,610
                                                                   ------------
                                                                      9,449,624
                                                                   ------------
Real Estate Development & Management--3.0%
Office--3.0%
Brookfield Properties Corp. (Canada)                     281,600      8,163,584
                                                                   ------------
Total Common Stocks
   (cost $174,689,296)                                              267,486,141
                                                                   ------------

SHORT-TERM INVESTMENT--1.0%
Time Deposit-1.0%
The Bank of New York
   2.438%, 9/01/05
   (cost $2,789,000)                                    $  2,789      2,789,000
                                                                   ------------

Total Investments--100.1%
   (cost $177,478,296)                                              270,275,141
Other assets less liabilities--(0.1%)                                  (407,001)
                                                                   ------------
Net Assets--100%                                                   $269,868,140
                                                                   ------------

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Advisor.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Real Estate Investment Fund, Inc.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    --------------------------
    Marc O. Mayer
    President

Date: October 24, 2005


By: /s/ Mark D. Gersten
    --------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: October 24, 2005